Fees and Expenses - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Jun. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about sales charge discounts is available from your financial intermediary and in “Sales Charges” on page 22 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND		Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	0.00%	[2]	0.00%	[2]	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[3]	0.00%	[3]	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

Class A or C shares purchased directly are not subject to any front-end sales charge. However, Class A or C shares initially purchased without a front-end sales charge and subsequently exchanged for shares of another Lord Abbett Fund are subject to any applicable front-end sales charge.

[3]

Class A or C shares purchased directly are not subject to any contingent deferred sales charge (“CDSC”). However, Class A or C shares of the Fund that were obtained in exchange for Class A or C shares of another Lord Abbett Fund that were subject to a CDSC of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies. More information about the CDSC is provided in the "Sales Charges" section of the prospectus.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Class A Shares	Class C Shares	Class I Shares
Management Fees (as a percentage of Assets)	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.12%
Expenses (as a percentage of Assets)	0.27%	0.27%	0.27%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND - USD ($)	Class A Shares	Class C Shares	Class I Shares
Expense Example, with Redemption, 1 Year	$ 28	$ 28	$ 28
Expense Example, with Redemption, 3 Years	87	87	87
Expense Example, with Redemption, 5 Years	152	152	152
Expense Example, with Redemption, 10 Years	$ 343	$ 343	$ 343